PLEDGE OF ASSETS (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
PLEDGE OF ASSETS
Property, plant and equipment (Note 7)	¥ 5,111,165	¥ 5,191,185
Right-of-use assets (Note 20(a))	179,683	273,451
Intangible assets (Note 6)	1,399,972	960,000
Trade receivables and notes receivables	1,982,986	2,747,768
Trade receivables and notes receivables (Note 14)	1,983,000	2,748,000
Investments in joint ventures and associates		395,610
Assets pledged as security	8,673,806	9,568,014
Current portion of long-term loans and borrowings secured by contractual right to charge users for electricity generated in the future	1,525,000	1,209,000
Non-current portion of long-term loans and borrowings secured by contractual right to charge users for electricity generated in the future	¥ 7,959,000	¥ 10,265,000